OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2023
Other Accounts Payable And Accrued Expenses [Abstract]
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES
NOTE 10 - OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES:

	December 31, 2023	December 31, 2022
Liabilities in respect of employees, wages and institutions in respect of wages	2,584	3,023
Accrued expenses	6,849	4,607
Liabilities to government institutions due to grants received	136	161
Tax accrual	122	-
Government departments and agencies	13	52
	9,704	7,843